Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Aug. 31, 2012 Supplier Concentration Risk [Member]	Mar. 30, 2013 Prime Investments S.A. [Member] Supplier Concentration Risk [Member]
Contingencies [Line Items]
Guaranteed amount of private label credit card sales	$ 6.0	$ 4.4
Reserve associated with guaranteed credit card sales	0.4	0.3
Percentage of annualized cost basis			45.00%	45.00%
Distribution agreement period	5 years
Jewelry products purchased	10.6
Minimum annual payments	5.6
Purchase made to replenish jewelry products, Period of payment	90 days
Return of unsold Damiani products	$ 5.0